SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2020	550	15,644
Share-based payment transactions	—	47
Repurchased	—	(13)
Balance at December 31, 2021	550	15,678
Share-based payment transactions(1)	7	319
Repurchased	(7)	(204)
Balance at December 31, 2022	550	15,793
(1)    Beginning in the fourth quarter of 2022, exercised options were settled by issuing the net number of common shares equivalent to the gain upon exercise.
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2020	122	2,946
Class A, Series 11 Preferred shares redeemed, net of issue costs	(7)	(170)
Class A, Series 13 Preferred shares redeemed, net of issue costs	(10)	(250)
Part VI.1 tax	—	(9)
Balance at December 31, 2021	105	2,517
Class A, Series 23 Preferred shares redeemed, net of issue costs	(12)	(300)
Part VI.1 tax	—	(9)
Balance at December 31, 2022	93	2,208

Disclosure of share repurchases
The following table summarizes Pembina's share repurchases under its NCIB:

For the years ended December 31 (millions, except as noted)	2022	2021
Number of common shares repurchased for cancellation (thousands)	7,154	450
Average price per share	$46.55	$37.77
Total cost(1)	333	17
(1)    Total cost includes $204 million (2021: $13 million) charged to share capital and $129 million (2021: $4 million) charged to deficit.

Disclosure of dividends
The following dividends were declared by Pembina:

For the years ended December 31
($ millions)	2022	2021
Common shares
$2.55 per common share (2021: $2.52)	1,409	1,386
Class A preferred shares
$1.23 per Series 1 Class A Preferred Share (2021: $1.23)	12	12
$1.12 per Series 3 Class A Preferred Share (2021: $1.12)	7	7
$1.14 per Series 5 Class A Preferred Share (2021: $1.14)	11	11
$1.10 per Series 7 Class A Preferred Share (2021: $1.10)	11	11
$1.08 per Series 9 Class A Preferred Share (2021: $1.08)	10	10
nil per Series 11 Class A Preferred Share (2021: $0.36)	—	2
nil per Series 13 Class A Preferred Share (2021: $0.72)	—	7
$1.22 per Series 15 Class A Preferred Share (2021: $1.12)	10	9
$1.21 per Series 17 Class A Preferred Share (2021: $1.21)	7	7
$1.17 per Series 19 Class A Preferred Share (2021: $1.17)	9	10
$1.23 per Series 21 Class A Preferred Share (2021: $1.23)	20	20
$1.15 per Series 23 Class A Preferred Share (2021: $1.31)	16	16
$1.30 per Series 25 Class A Preferred Share (2021: $1.30)	13	13
	126	135
In connection with the closing of the PGI Transaction on August 15, 2022, Pembina's Board of Directors approved a $0.0075 per common share increase to its monthly common share dividend rate from $0.21 to $0.2175 per common share per month, commencing with the dividend paid on October 14, 2022.
On December 5, 2022, Pembina announced that it was moving from its current practice of paying monthly dividends to a quarterly common share dividend payment, following the monthly December 2022 dividend. Quarterly dividend payments are expected to be made on the last business day of March, June, September and December to shareholders of record on the 15th day of the corresponding month, if, as and when declared by the Board of Directors.
Pembina's Board of Directors also declared quarterly dividends for Pembina's Class A preferred shares on January 16, 2023 as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 1, 2023	March 1, 2023	$0.306625	3
Series 3	February 1, 2023	March 1, 2023	$0.279875	2
Series 5	February 1, 2023	March 1, 2023	$0.285813	3
Series 7	February 1, 2023	March 1, 2023	$0.273750	3
Series 9	February 1, 2023	March 1, 2023	$0.268875	2
Series 15	March 15, 2022	March 31, 2023	$0.385250	3
Series 17	March 15, 2022	March 31, 2023	$0.301313	2
Series 19	March 15, 2022	March 31, 2023	$0.292750	2
Series 21	February 1, 2023	March 1, 2023	$0.306250	5
Series 25	January 31, 2023	February 15, 2023	$0.325000	3